Secured Investor Certificates (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Renewals Secured Investor Certificates	$ 243,000	$ 1,671,000	$ 1,282,000
Secured Investor Certificatee Offering	10,000,000
Certificate Offering Minimal Investment	1,000
Total Secured Investor Certificates Series E	3,344
Outstanding Debt Secured Investor Certificates Issued Series E	$ 3,344,000